Intangible assets - Sensitivity to change in key assumptions (Details) $ in Millions	12 Months Ended
Jun. 30, 2026 USD ($)
Greater China
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	$ 1,831
Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	353
Headroom | Greater China
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	552
Headroom | Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	$ 0
Decrease in share price
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset	30.00%
Decrease in share price | Greater China
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Potential impairment loss	$ (112)
Increase in discount rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset	200.00%
Increase in discount rate | Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Potential impairment loss	$ (65)
Decrease in terminal growth rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset	100.00%
Decrease in terminal growth rate | Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Potential impairment loss	$ (30)
Decrease in cash flow
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Sensitivity analysis for intangible asset	10.00%
Decrease in cash flow | Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Potential impairment loss	$ (35)